BASIS OF PRESENTATION AND SIGNIFICANT EVENTS (Details 3) (USD $)	1 Months Ended	3 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 Star/Edison Sale	Sep. 30, 2010 Star/Edison Sale	Dec. 31, 2011 Star/Edison Sale	Aug. 31, 2011 Nan Shan	Dec. 31, 2011 Nan Shan	Jan. 12, 2011 Nan Shan	Mar. 31, 2011 MetLife Inc. (MetLife) publicoffering	Mar. 31, 2011 MetLife Inc. (MetLife)	Mar. 08, 2011 MetLife Inc. (MetLife)	Mar. 02, 2011 MetLife Inc. (MetLife)
Sale of businesses and securities
Deferred gain on conversion of debt	$ 65,000,000
Gain on conversion of debt	484,000,000	484,000,000	(79,000,000)	(3,313,000,000)	(104,000,000)	(2,908,000,000)	(104,000,000)
Ownership interest in discontinued operation (as a percent)														97.57%
Proceeds from divestiture of businesses									4,800,000,000	4,800,000,000		2,150,000,000			9,600,000,000
Consideration received in cash, including the assumption of debt									4,800,000,000
Amount of debt assumed by purchaser in cash as part of total consideration received									4,200,000,000
Amount of debt assumed by purchaser as part of total consideration received									600,000,000	600,000,000	0
Consideration retained out of the proceeds of sale of the business									2,000,000,000
Gain (loss) on sale of business, pre-tax									3,500,000,000				1,000,000,000
Common stock, par value (in dollars per share)		$ 2.50			$ 2.50	$ 2.50	$ 2.50											$ 0.01
Number of separate underwritten public offerings															2
Repayment of Department of Treasury SPV Preferred Interests																	6,600,000,000
Loss on disposition of securities																348,000,000
Loss on securities recorded in Net realized capital gains (losses)						(541,000,000)	164,000,000	5,210,000,000								191,000,000
Loss on securities recorded in Net investment income																$ 157,000,000